Schedule of Disaggregated Cost of Revenues (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Disaggregation of Revenue [Line Items]
Cost of revenues	$ 9,428,133	£ 7,458,966	£ 4,920,593
Cost of revenues percentage	100.00%	100.00%	100.00%
Retrofit Revenue [Member]
Disaggregation of Revenue [Line Items]
Cost of revenues	$ 8,874,909	£ 7,021,289	£ 4,501,255
Cost of revenues percentage	94.00%	94.00%	92.00%
Product [Member]
Disaggregation of Revenue [Line Items]
Cost of revenues	$ 553,224	£ 437,677	£ 419,338
Cost of revenues percentage	6.00%	6.00%	8.00%